Related Party Transactions	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

Daimler AG and its affiliated entities (“Daimler”) are investors in the Company and one of its employees is a member of the Company’s Board of Directors. The following revenue transactions took place between the Company and Daimler during the three months ended April 30, 2021 and 2020:

	Three Months Ended April 30,
	2021	2020
	(in thousands)
Daimler	$1,335	$726

Revenue from related parties	$1,335	$726

Related party accounts receivable as of April 30, 2021 and January 31, 2021 from Daimler was $1.7 million and $1.2 million, respectively.

14.	Related Party Transactions

Daimler AG and its affiliated entities (“Daimler”) is an investor in the Company and one of its employees is a member of the Company’s board of directors. The following revenue transactions took place between the Company and Daimler during the respective fiscal years:

	Year ended January 31,
	2021	2020	2019
	(in thousands)
Daimler	$3,457	$3,112	$1,082

Revenue from related parties	$3,457	$3,112	$1,082

Related party accounts receivable as of January 31, 2021 and 2020 from Daimler were $1.2 million and $0.9 million, respectively.